GENERAL AND ADMINISTRATIVE EXPENSES	2 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

19.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the transition period ended December 31, 2023, and the years ended October 31, 2023, 2022, and 2021, are as follows:

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Office, banking, travel, and overheads	470,821	1,960,696	1,929,385	1,158,975
Professional services	59,701	585,342	456,532	767,050
Salaries and benefits	906,831	3,919,839	3,466,319	2,057,225
Total	1,437,353	6,465,877	5,852,236	3,983,250